Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

	Pay Versus Performance Table
	Summary Compensation Table Total for PEO(1)	Compensation Actually Paid to PEO	Average Summary Compensation Table Total for Non-PEO Named Executive Officers(1)	Average Compensation Actually Paid to Non-PEO Named Executive Officers(2)(3)	Value of initial fixed $100 investment based on:				Net Income (Loss) (In thousands)	Adjusted EBITDA (In thousands)(5)
Year					Total Shareholder Return	Peer Group Total Shareholder Return (ICLN)(4)	Peer Group Total Shareholder Return (VDE)(4)	Peer Group Total Shareholder Return (XLE)(4)
(a)	(b)	(c)	(d)	(e)	(f)	(g)	(g)	(g)	(h)	(i)
2023	$—	$—	$1,550,000	$1,550,000	$271.41	$139.04	$171.92	$175.51	$548,876	$1,282,430
2022	—	—	4,087,514	3,402,381	278.22	173.41	170.29	169.86	184,786	1,071,309
2021	—	—	2,260,943	3,502,760	156.82	183.33	104.56	103.47	92,711	604,560
2020	—	—	1,736,742	3,801,911	344.01	241.80	66.94	67.49	(263,965)	33,322

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote	For all four years shown in the table, our principal executive officer (“PEO”) was Mr. Edens, and our non-PEO named executive officers were Mr. Guinta and Ms. Shin.
Peer Group Issuers, Footnote	The iShare Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"), as reported in the Company's Annual Report in Form 10-K filed with the SEC on February 29, 2024, were used to calculate the Company's peer group total shareholder return.
PEO Total Compensation Amount	$ 0	$ 0	$ 0	$ 0
PEO Actually Paid Compensation Amount	0	0	0	0
Non-PEO NEO Average Total Compensation Amount	1,550,000	4,087,514	2,260,943	1,736,742
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,550,000	3,402,381	3,502,760	3,801,911
Adjustment to Non-PEO NEO Compensation Footnote	The amounts in the following table represent each of the average amounts deducted and added to the equity award values for our non-PEO named executive officers for the applicable year for purposes of computing the average “compensation actually paid” for our non-PEO named executive officers for each year:

Year	Average Summary Compensation Table Total for Non-PEO Named Executive Officers	Minus Average Grant Date Fair Value of Equity Awards Granted During Applicable Year	Plus Average Year-End Fair Value of Equity Awards Granted During Applicable Year	Plus Average Change in Fair Value as of Year-End of Any Prior Year Awards that Remain Unvested as of Year-End	Plus Average Change in Fair Value as of the Vesting Date of Any Prior Year Awards that Vested During Applicable Year	Equals Average Compensation Actually Paid to Non-PEO Named Executive Officer
2023	$1,550,000	$—	$—	$—	$—	$1,550,000

Compensation Actually Paid vs. Total Shareholder Return
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"):

Compensation Actually Paid vs. Net Income	The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss):
Compensation Actually Paid vs. Company Selected Measure	The graph below sets out the relationship between (x) the average “Compensation Actually Paid” to our non-PEO named executive officers and (y) the Company’s Adjusted EBITDA and net income (loss):
Total Shareholder Return Vs Peer Group
The graph below sets out the relationship between (x) the Company’s TSR and (y) the peer group TSR, calculated using each of iShared Global Clean Energy ETF Index ("ICLN"), Vanguard Energy ETF ("VDE") and Energy Select Sector (SPDR) Fund ("XLE"):

Tabular List, Table

Most Important Performance Measures
Adjusted EBITDA(1)
Net Income

Total Shareholder Return Amount	$ 271.41	278.22	156.82	344.01
Peer Group Total Shareholder Return Amount	139.04	173.41	183.33	241.80
Net Income (Loss)	$ 548,876,000	$ 184,786,000	$ 92,711,000	$ (263,965,000)
Company Selected Measure Amount	1,282,430,000	1,071,309,000	604,560,000	33,322,000
PEO Name	Mr. Edens
Additional 402(v) Disclosure	PSU grant date fair values are calculated using stock price as of the grant date and assuming target performance, notwithstanding that, as of December 31 of each year covered in the Pay Versus Performance Table, the Company has generally determined that it was not probable that the performance condition required for the PSUs granted in such year to vest would be achieved, and as such, no compensation expense was recognized by the Company for such awards in the applicable year of grant, which is why the amounts in the “Plus Average Year-End Fair Value of Equity Awards Granted During Applicable Year” column of the table included in footnote 2 above are shown at zero. Adjustments have been made using the stock price and performance accrual modifier as of year-end and as of the vesting date, as applicable. RSU grant date fair values are calculated using stock price as of the grant date, as adjusted for a post-vesting holding period. Adjustments have been made using the stock price as of year-end and as of each vesting date.Adjusted EBITDA is calculated as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our selling, general and administrative expenses (“SG&A") not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs,, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sale of assets. Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.
Peer Group Total Shareholder Return Amount, Two	$ 171.92	$ 170.29	$ 104.56	$ 66.94
Peer Group Total Shareholder Return Amount, Three	$ 175.51	$ 169.86	$ 103.47	$ 67.49
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA(1)
Non-GAAP Measure Description
We calculate Adjusted EBITDA for the applicable year as net income, plus transaction and integration costs, contract termination charges and loss on mitigation sales, depreciation and amortization, asset impairment expense, interest expense, net, other (income) expense, net, loss on extinguishment of debt, changes in fair value of non-hedge derivative instruments and contingent consideration, tax expense, and adjusting for certain items from our SG&A not otherwise indicative of ongoing operating performance, including non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost to pursue new business opportunities, expenses associated with changes to our corporate structure and certain non-capitalizable contract acquisition costs, plus our pro rata share of Adjusted EBITDA from unconsolidated entities, less the impact of equity in earnings (losses) of unconsolidated entities and gains from sales of assets.

Adjusted EBITDA is mathematically equivalent to our Total Segment Operating Margin, as reported in the segment disclosures within our financial statements, minus Core SG&A, including our pro rata share of such expenses of unconsolidated entities. Core SG&A is defined as total SG&A adjusted for non-cash share-based compensation and severance expense, non-capitalizable development expenses, cost of exploring new business opportunities and expenses associated with changes to our corporate structure. Core SG&A excludes certain items from our SG&A not otherwise indicative of ongoing operating performance.

Measure:: 2
Pay vs Performance Disclosure
Name	Net Income
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	0
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 0